S000034947 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		26.12%	14.22%	12.56%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	20.42%	12.95%	11.80%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.53%	10.42%	9.23%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.02%	9.55%	8.62%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		23.82%	13.08%	11.44%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		26.12%	14.22%	12.58%

[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.